Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows the calculation of both the basic and diluted number of weighted average outstanding shares for the years ended December 31, 2022, 2023 and 2024:

	December 31, 2022	December 31, 2023	December 31, 2024
	(in thousands, except share data)
Basic and diluted income attributable to stockholders of Navigator Holdings Ltd.	$53,473	$82,255	$85,571
Basic weighted average number of shares	77,234,830	74,096,284	71,149,671
Effect of dilutive potential share options	323,664	511,165	688,363
Diluted weighted average number of shares	77,558,494	74,607,449	71,838,034
Earnings per share attributable to stockholders of Navigator Holdings Ltd.:
Basic earnings per share	$0.69	$1.11	$1.20
Diluted earnings per share	$0.69	$1.10	$1.19